Consolidated Statements of Cash Flows, Direct Method - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Types of collection from operating activities
Collections from the sale of goods and services	$ 5,886,342,023	$ 5,509,393,246	$ 3,686,363,387
Collections from premiums and services, annual payments, and other obligations from policies held	1,480,372	554,616	14,095,650
Collections from leasing and subsequent sale of such assets	44,527,326	14,082,550	13,674,456
Other collections from operating activities	331,924	43,343,670	142,770
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(4,638,105,198)	(4,469,547,402)	(2,917,132,449)
Payments to and on behalf of employees	(146,490,612)	(147,549,249)	(134,092,365)
Payments of premiums and services, annual payments, and other obligations from policies held	(25,880,528)	(26,594,156)	(23,852,317)
Payments to manufacture or acquire assets held to lease to others and subsequently held for sale			(1,026,749)
Other payments for operating activities	(113,331,811)	(108,055,801)	(108,405,395)
Income taxes paid	(294,998,284)	(59,828,183)	(112,104,283)
Other cash outflows, net	(8,212,967)	(11,020,478)	(4,769,890)
Net cash flows from operating activities	705,662,245	744,778,813	412,892,815
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses	520,086,080	1,234,493,876
Cash flows used to obtain the control of subsidiaries or other businesses	(63,727)
Other cash payments to acquire equity or debt instruments of other entities	(1,470,000)	(4,664,044)	(69,575)
Other collections from the sale of shares in joint ventures	29,662,554		11,786,767
Other cash payments to acquire shares in joint ventures		(29,940,350)
Loans to related companies		(43,013)	(1,402,847)
Proceeds from the sale of property, plant and equipment	33,979,203	1,482,597	18,197,075
Purchases of property, plant and equipment	(636,792,401)	(915,692,779)	(748,013,237)
Proceeds from the sale of intangible assets			2,489,340
Acquisition of intangible assets	(25,631,385)	(21,868,532)	(38,059,298)
Collections from reimbursement of advances and loans granted to others		172,369,859
Payments for future, forward, option and swap contracts	(54,333,349)	(26,695,926)	(4,791,872)
Collections from future, forward, option and swap contracts	13,710,904	25,298,133	11,607,175
Cash receipts from related parties			1,381,763
Dividends received	27,540	484,369	7,023,030
Interest received	34,586,244	20,152,225	3,296,869
Other cash inflows (outflows)		194,964
Net cash flows (used in) from investing activities	(86,238,337)	455,571,379	(736,554,810)
Cash flows from (used in) financing activities
Proceeds from long-term loans	248,718,361	263,892,100	77,273,500
Proceeds from short-term loans	273,777	448,854,514
Loans from related companies	767,682,700	602,033,501	633,799,000
Payments of loans	(84,762,889)	(510,046,267)	(33,736,628)
Payments on borrowings and lease liabilities	(18,418,666)	(6,613,399)	(6,060,566)
Payments of loans to related entities	(1,255,012,700)	(1,187,697,500)
Dividends paid	(401,593,903)	(39,609,648)	(231,068,611)
Interest paid	(193,172,908)	(186,961,822)	(142,891,300)
Other outflows of cash, net	2,050,585	(12,507,838)	(4,083,886)
Net cash flows (used in) from financing activities	(934,235,643)	(628,656,359)	293,231,509
Net (decrease) increase in cash and cash equivalents before effect of exchange rate movements	(314,811,735)	571,693,833	(30,430,486)
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	2,889,326	(6,455,274)	8,369,613
Net (decrease) increase in cash and cash equivalents	(311,922,409)	565,238,559	(22,060,873)
Cash and cash equivalents at beginning of year	875,213,699	309,975,140	332,036,013
Cash and cash equivalents at end of year	$ 563,291,290	$ 875,213,699	$ 309,975,140